DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)								6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 12, 2023 USD ($) item $ / shares	Nov. 11, 2022 USD ($) item $ / shares shares	Aug. 10, 2022 item	May 05, 2022 item	Nov. 05, 2021 USD ($) $ / shares	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021 item	Jun. 30, 2023 USD ($) item $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item							1
Price of warrant | $ / shares											$ 10.20
Payments for investment of cash in trust account	$ 122,920				$ 117,300,000	$ 117,300,000		$ 737,520	$ 1,150,000	$ 117,300,000	$ 2,545,838
Price per unit | $ / shares					$ 10.00	$ 10.00
Deferred underwriting commissions								4,025,000			4,025,000
Deferred underwriting fee payable										4,025,000		$ 4,025,000
Cash								3,438		453,151	30,870	453,151
Working capital deficit								$ 2,087,360		246,232	$ (1,945,267)	246,232
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account								80.00%			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination								50.00%			50.00%
Number of three-month extensions for consummation of initial business combination | item			2	2
Amount deposited into the Trust Account on execution of two one-month extensions											$ 245,840
Extension period for consummating initial business combination	1 month	1 month	3 months	3 months
Maximum number of one-month extension periods for consummation of Initial Business Combination | item	9	9						9			9
Additional amount per unit required to be deposited in trust account | $ / shares		$ 0.045
Amount to be deposited in trust account in connection with the exercise of the first monthly extension		$ 122,920
Amount deposited per each public share outstanding | $ / shares	$ 0.045
Number of one-month extensions executed | item								7			2
Extension period each time for the Company to consummate initial business combination								1 month			1 month
Aggregate amount deposited								$ 860,440
Minimum net tangible asset upon consummation of business combination								5,000,001			$ 5,000,001
Number of shares for which share holders exercised their right to redeem | shares		8,768,456
Redemption price per share | $ / shares		$ 10.42
Aggregate amount of shares redeemed		$ 91,400,000
Trust account balance		$ 28,500,000
Maximum net interest to pay dissolution expenses								$ 100,000			100,000
Public share price considered | $ / shares								$ 10.20
Cash held outside the Trust Account								$ 3,438		453,151	30,870	453,151
Proceeds from sale of founder shares										25,000	2,825,960
Investments held in Trust Account								29,978,639		117,320,973	29,029,416	117,320,973
Amount of interest earned on Trust Account withdrawn								458,697		0	299,601
Convertible loans								$ 1,500,000			$ 1,500,000
Units per price | $ / shares								$ 10.00			$ 10.00
Percentage of public shares redeemed								100.00%			100.00%
Proceeds from promissory note										$ 78,925		$ 78,925
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Additional amount per unit required to be deposited in trust account | $ / shares		$ 0.045
Proceeds from promissory note								$ 78,925
Founder Shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of founder shares								25,000			$ 25,000
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares						11,500,000
Proceeds from issuance of units						$ 115,000,000
Payments for investment of cash in trust account								$ 959,560			$ 959,560
Price per unit | $ / shares						$ 10.00		$ 10.00			$ 10.00
Transaction Costs								$ 6,771,112			$ 6,771,112
Underwriting fees								2,300,000			2,300,000
Deferred underwriting commissions								4,025,000			4,025,000
Other offering costs								446,112			446,112
Cash								$ 3,438			$ 30,870
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued | shares						585,275
Price of warrant | $ / shares						$ 10.00		$ 10.00			$ 10.00
Proceeds from sale of Private units						$ 5,852,750		$ 5,852,750			$ 5,852,750
Over-Allotment Option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares								1,500,000			1,500,000
Price per unit | $ / shares								$ 0.10			$ 0.10
Condition For Future Business Combination Threshold Net Tangible Assets								$ 2,300,000			$ 2,300,000